INCOME TAXES (Details) (USD $)	3 Months Ended							6 Months Ended				12 Months Ended
	Jun. 30, 2013		Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012		Jun. 30, 2013		Jun. 30, 2012		Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Current income tax expense (benefit)
Various states												$ 0		$ 0	$ 0
Total current tax expense (benefit)												0		0	0
Deferred income tax expense (benefit)
U.S. federal												(23,452,000)		(2,804,000)	0
Various states												(517,000)		(60,000)	0
Canada and various provinces												(8,227,000)		(123,000)	0
Total deferred tax expense (benefit)	(43,566,000)					(6,858,000)		(48,420,000)		(9,150,000)		(32,196,000)		(2,987,000)	0
Total income tax expense (benefit)	(43,566,000)					(6,858,000)		(48,420,000)		(9,150,000)		(32,196,000)		(2,987,000)	0
NOL, valuation allowance														192,000,000	192,000,000
Valuation allowance				188,000,000								188,000,000
Valuation allowance, tax effected	(83,300,000)			(69,400,000)				(83,300,000)				(69,400,000)		(51,523,000)	(23,589,000)
Reconciliation of income tax expense (benefit)
Income tax expense (benefit) at statutory U.S. rate												(56,831,000)		(26,301,000)	(5,520,000)
State income taxes												(3,708,000)		(4,641,000)	0
Effect of permanent differences												(555,000)		419,000	386,000
Foreign statutory tax rate differences												3,324,000		315,000	0
Tax effect of non-controlled												797,000		0	0
Other												7,000		0	0
Change in valuation allowance												24,770,000		27,221,000	5,134,000
Total tax expense (benefit)												(32,196,000)		(2,987,000)	0
Discontinued operations												10,601,000		2,291,000	0
Total tax expense (benefit)								(6,475,000)		(3,811,000)		(21,595,000)		(696,000)	0
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Extraordinary Items, Noncontrolling Interest [Abstract]
Domestic												(155,367,000)		(84,169,000)	(22,812,000)
Foreign												(33,240,000)		(2,462,000)	0
Loss from continuing operations before income tax	(48,561,000)					(23,729,000)		(114,726,000)		(43,904,000)		(188,607,000)		(86,631,000)	(22,812,000)
Income (loss) from discontinued operations												26,585,000		9,523,000	2,481,000
Discontinued Operation, Gain (Loss) from Disposal of Discontinued Operation, before Income Tax												3,706,000		0	6,660,000
Gain (loss) on sale of discontinued operations, net of tax	172,452,000		2,409,000	0	0	0		172,452,000		2,224,000		2,409,000		0	6,660,000
Loss before income tax												(158,316,000)		(77,108,000)	(13,671,000)
Deferred tax assets:
Net operating loss carry forwards				193,310,000								193,310,000		62,923,000	21,520,000
Share-based compensation				7,950,000								7,950,000		10,247,000	3,091,000
Depletion carryforwards				997,000								997,000		972,000	972,000
Tax credits				53,000								53,000		26,340,000	0
Other				532,000								532,000		7,475,000	1,691,000
Deferred tax liabilities:
Property and equipment				(206,650,000)								(206,650,000)		(111,015,000)	(3,685,000)
Valuation allowances
Tax credits				(53,000)								(53,000)		(26,340,000)	0
Depletion carryforwards				(997,000)								(997,000)		(972,000)	0
Other														(13,406,000)
Net deferred tax				(74,258,000)								(74,258,000)		(95,299,000)	0
Current deferred tax asset (liability)				0								0		0
Non-current deferred tax asset (liability)	(66,881,000)			(74,258,000)				(66,881,000)				(74,258,000)		(95,299,000)
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized tax benefits at January 1			3,879,000					3,879,000		0		0		0	0
Change in unrecognized tax benefits taken during a prior period												0		0	0
Change in unrecognized tax benefits taken during the current period (netted against the US net operating loss)												3,879,000		0	0
Decreases in unrecognized tax benefits from settlements with taxing authorities												0		0	0
Reductions to unrecognized tax benefits from lapse of statutes of limitations												0		0	0
Unrecognized tax benefits at December 31				3,879,000								3,879,000		0	0
NOL from excess stock based compensation deductions
Deferred income tax expense (benefit)
Net operating loss carry forwards				20,000,000								20,000,000
NOL from corporate acquisitions
Deferred income tax expense (benefit)
Net operating loss carry forwards				44,000,000								44,000,000
Deferred tax assets:
Net operating loss carry forwards				16,000,000								16,000,000
U.S. federal income tax
Deferred income tax expense (benefit)
Net operating loss carry forwards				473,000,000								473,000,000
Depletion carryover				2,600,000								2,600,000
Depletion carryover, tax effected				1,000,000								1,000,000
Deferred tax assets:
Net operating loss carry forwards				178,000,000								178,000,000
Foreign
Deferred income tax expense (benefit)
Net operating loss carry forwards				58,000,000								58,000,000
NOL carryforwards subject to limitations				15,000,000								15,000,000
NOL carrforwards subject to limitations, tax effected				3,700,000								3,700,000
NOL, valuation allowance				15,000,000								15,000,000
Deferred tax assets:
Net operating loss carry forwards				15,000,000								15,000,000
Hunter Disposal LLC [Member]
Deferred income tax expense (benefit)
Total income tax expense (benefit)	8,453,000	[1],[2]				3,857,000	[1],[3]	8,453,000	[1],[2]	3,857,000	[1],[3]
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Extraordinary Items, Noncontrolling Interest [Abstract]
Discontinued Operation, Gain (Loss) from Disposal of Discontinued Operation, before Income Tax												3,700,000
Gain (loss) on sale of discontinued operations, net of tax	172,452,000	[2]					[3]	172,452,000	[2]	2,224,000	[3]	2,409,000	[4]	0
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Discontinued Operation, Alternative Minimum Tax Charge from Disposal of Discontinued Operation	$ 0							$ 1,300,000

[1]	The book income tax charge for the three and six months ended June 30, 2013 relating to discontinued operation's gain for such period was $8.5 million, which is more than offset by the Company's current year deductions. In addition, an alternative minimum tax charge of $1.3 million also arose on the Eagle Ford Hunter sale.
[2]	Includes operations of Eagle Ford Hunter from January 1, 2013 through April 24, 2013, the date of the sale.
[3]	In the second quarter of 2012, the Company revised its disclosure of discontinued operations to include adjustments reducing the gain on sale of Hunter Disposal. The revision included a tax adjustment of $1.4 million and an adjustment to discount the value of the GreenHunter shares received by $619,000. Management concluded that this revision was not material to the related March 31, 2012 financial statements.
[4]	Year ended 2012 represents operations from January 1, 2012 through February 17, 2012, the date of sale.